Ordinary Shares - Additional Information (Detail)	Dec. 31, 2021 Vote
Class A Voting Ordinary Shares [Member]
Class of Stock [Line Items]
Number of votes per share	1
Class B Voting Ordinary Shares [Member]
Class of Stock [Line Items]
Number of votes per share	10